N-4	Oct. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	Oct. 31, 2025
Amendment Flag	false
C000247518 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement updates certain information in the most recent statutory prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices, and in any supplements thereto (collectively, the “Prospectus”). Unless otherwise indicated, all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.
Portfolio Companies [Table Text Block]

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Nomura VIP Asset Strategy Series (1) — Delaware Management Company; Macquarie Investment Management Global Limited	0.85%	^	12.44%	6.55%	5.26%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company	0.97%		6.19%	3.51%	4.13%

(1)
For Retirement Cornerstone
®
Series 17 and Retirement Cornerstone
®
Series 17 Series E contracts only, this investment option is only available if you purchased your contract before approximately October 22, 2018.

C000247518 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series	[1]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	5.26%
C000247518 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000247519 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement updates certain information in the most recent statutory prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices, and in any supplements thereto (collectively, the “Prospectus”). Unless otherwise indicated, all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.
Portfolio Companies [Table Text Block]

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Nomura VIP Asset Strategy Series (1) — Delaware Management Company; Macquarie Investment Management Global Limited	0.85%	^	12.44%	6.55%	5.26%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company	0.97%		6.19%	3.51%	4.13%

(1)
For Retirement Cornerstone
®
Series 17 and Retirement Cornerstone
®
Series 17 Series E contracts only, this investment option is only available if you purchased your contract before approximately October 22, 2018.

C000247519 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series	[1]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	5.26%
C000247519 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%

[1]	For Retirement Cornerstone® Series 17 and Retirement Cornerstone® Series 17 Series E contracts only, this investment option is only available if you purchased your contract before approximately October 22, 2018.